Interests in Other Entities - Summary of Group's Subsidiaries Non-controlling Interests (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	S/ 398,275	S/ 401,571
Viva GyM S.A. and subsidiaries [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	168,839	168,612
GyM S.A. and subsidiaries [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	61,569	67,639
Norvial S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	63,031	65,918
GMP S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	24,413	23,424
GyM Ferrovias S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	77,564	55,986
Promotora Larcomar S.A. [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	3,058	13,121
Others [member]
Disclosure of Subsidiaries noncontrolling interests [line items]
Non controlling interests	S/ (199)	S/ 6,871